Basis of measurement - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 636,490	R$ 657,212
2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	59,026
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	80,387	58,229
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	701,902	660,562
Loans and financing (interest)	79,315	94,526
Bonds issued, undiscounted cash flows	545,750	600,720
Gross lease liabilities	62,485	52,325
Trade and other payables, undiscounted cash flows	232,807	187,261
Non-derivative financial liabilities, undiscounted cash flows	1,622,259	1,595,394
Liquidity risk [member] | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	84,369	67,656
Loans and financing (interest)	9,534	9,682
Bonds issued, undiscounted cash flows	79,677	84,187
Gross lease liabilities	24,892	16,700
Trade and other payables, undiscounted cash flows	219,256	182,953
Non-derivative financial liabilities, undiscounted cash flows	417,728	361,178
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	140,566	92,624
Loans and financing (interest)	15,884	13,254
Bonds issued, undiscounted cash flows	116,518	169,806
Gross lease liabilities	29,344	24,385
Trade and other payables, undiscounted cash flows	13,551	4,305
Non-derivative financial liabilities, undiscounted cash flows	315,863	304,374
Liquidity risk [member] | Later than two years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	476,967	500,282
Loans and financing (interest)	53,897	71,590
Bonds issued, undiscounted cash flows	349,555	346,727
Gross lease liabilities	8,249	11,240
Trade and other payables, undiscounted cash flows	0	0
Non-derivative financial liabilities, undiscounted cash flows	R$ 888,668	R$ 929,839